MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale marketable securities
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
As of June 30, 2026:
Available-for-sale – matures within one year:
U.S. Treasury	$39,713	$-	$31	$39,682

As of December 31, 2025:
Available-for-sale – matures within one year:
U.S. Treasury	$9,276	$8	$-	$9,284